Supplement to the John Hancock Declaration Trust Prospectus
                                Dated May 1, 2002

                   John Hancock V.A. Financial Industries Fund
                      John Hancock V.A. Relative Value Fund
                   John Hancock V.A. Sovereign Investors Fund
                     John Hancock V.A. Strategic Income Fund
                        John Hancock V.A. Technology Fund



On February 25, 2003, the Trustees of the John Hancock Declaration Trust (the "Trust") voted to recommend that the shareholders of the following funds approve a tax-free reorganization of the funds, as described below.

--------------------------------------------------------------------------------

          Acquired Fund*                                Acquiring Fund**
    (each an "Acquired Fund")                      (each an "Acquiring Fund")
--------------------------------------------------------------------------------

V.A. Financial Industries Fund                      Financial Industries Fund+
--------------------------------------------------------------------------------

V.A. Relative Value Fund                            Growth & Income Fund
--------------------------------------------------------------------------------

V.A. Sovereign Investors Fund                       Growth & Income Fund
--------------------------------------------------------------------------------

V.A. Strategic Income Fund                          Active Bond Fund
--------------------------------------------------------------------------------

V.A. Technology Fund                                Large Cap Growth Fund
--------------------------------------------------------------------------------

*Each a series of John Hancock Declaration Trust.
**Each a series of John Hancock Variable Series Trust I.

+A newly-organized series of John Hancock Variable Series Trust I. The fund will not commence operations until the reorganization with V.A. Financial Industries Fund occurs.

Under the terms of each reorganization, subject to shareholder approval at a shareholder meeting scheduled for April 16, 2003, each Acquired Fund would transfer all of its assets and liabilities to the corresponding Acquiring Fund listed above in a tax-free exchange for shares of equal value of the Acquiring Fund. Effective with each reorganization, shareholders of the Acquired Funds would become shareholders of the corresponding Acquiring Fund, and the Acquired Funds would be terminated. Further information regarding each proposed reorganization will be contained in a proxy statement and prospectus, which is scheduled to be mailed on or about March 24, 2003 to shareholders of record on February 25, 2003.






February 25, 2003

2/03

           Supplement to the John Hancock Declaration Trust Prospectus
                                Dated May 1, 2002

                   John Hancock V.A. Financial Industries Fund
                      John Hancock V.A. Relative Value Fund
                     John Hancock V.A. Strategic Income Fund
                        John Hancock V.A. Technology Fund


On February 25, 2003, the Trustees of the John Hancock Declaration Trust (the "Trust") voted to recommend that the shareholders of the following funds approve a tax-free reorganization of the funds, as described below.

--------------------------------------------------------------------------------

            Acquired Fund*                        Acquiring Fund**
      (each an "Acquired Fund")              (each an "Acquiring Fund")
--------------------------------------------------------------------------------

V.A. Financial Industries Fund                 Financial Industries Fund+
--------------------------------------------------------------------------------

V.A. Relative Value Fund                       Growth & Income Fund
--------------------------------------------------------------------------------

V.A. Strategic Income Fund                     Active Bond Fund
--------------------------------------------------------------------------------

V.A. Technology Fund                           Large Cap Growth Fund
--------------------------------------------------------------------------------

*Each a series of John Hancock Declaration Trust.
**Each a series of John Hancock Variable Series Trust I.

+A newly-organized series of John Hancock Variable Series Trust I. The fund will not commence operations until the reorganization with V.A. Financial Industries Fund occurs.

Under the terms of each reorganization, subject to shareholder approval at a shareholder meeting scheduled for April 16, 2003, each Acquired Fund would transfer all of its assets and liabilities to the corresponding Acquiring Fund listed above in a tax-free exchange for shares of equal value of the Acquiring Fund. Effective with each reorganization, shareholders of the Acquired Funds would become shareholders of the corresponding Acquiring Fund, and the Acquired Funds would be terminated. Further information regarding each proposed reorganization will be contained in a proxy statement and prospectus, which is scheduled to be mailed on or about March 24, 2003 to shareholders of record on February 25, 2003.






February 25, 2003

2/03

           Supplement to the John Hancock Declaration Trust Prospectus
                                Dated May 1, 2002

                   John Hancock V.A. Financial Industries Fund
                      John Hancock V.A. Relative Value Fund
                   John Hancock V.A. Sovereign Investors Fund
                     John Hancock V.A. Strategic Income Fund


On February 25, 2003, the Trustees of the John Hancock Declaration Trust (the "Trust") voted to recommend that the shareholders of the following funds approve a tax-free reorganization of the funds, as described below.

--------------------------------------------------------------------------------

             Acquired Fund*                              Acquiring Fund**
       (each an "Acquired Fund")                    (each an "Acquiring Fund")
--------------------------------------------------------------------------------

V.A. Financial Industries Fund                       Financial Industries Fund+
--------------------------------------------------------------------------------

V.A. Relative Value Fund                             Growth & Income Fund
--------------------------------------------------------------------------------

V.A. Sovereign Investors Fund                        Growth & Income Fund
--------------------------------------------------------------------------------

V.A. Strategic Income Fund                           Active Bond Fund
--------------------------------------------------------------------------------

*Each a series of John Hancock Declaration Trust.
**Each a series of John Hancock Variable Series Trust I.

+A newly-organized series of John Hancock Variable Series Trust I. The fund will not commence operations until the reorganization with V.A. Financial Industries Fund occurs.

Under the terms of each reorganization, subject to shareholder approval at a shareholder meeting scheduled for April 16, 2003, each Acquired Fund would transfer all of its assets and liabilities to the corresponding Acquiring Fund listed above in a tax-free exchange for shares of equal value of the Acquiring Fund. Effective with each reorganization, shareholders of the Acquired Funds would become shareholders of the corresponding Acquiring Fund, and the Acquired Funds would be terminated. Further information regarding each proposed reorganization will be contained in a proxy statement and prospectus, which is scheduled to be mailed on or about March 24, 2003 to shareholders of record on February 25, 2003.






February 25, 2003

2/03

           Supplement to the John Hancock Declaration Trust Prospectus
                                Dated May 1, 2002

                   John Hancock V.A. Financial Industries Fund
                      John Hancock V.A. Relative Value Fund
                     John Hancock V.A. Strategic Income Fund


On February 25, 2003, the Trustees of the John Hancock Declaration Trust (the "Trust") voted to recommend that the shareholders of the following funds approve a tax-free reorganization of the funds, as described below.

--------------------------------------------------------------------------------

           Acquired Fund*                                  Acquiring Fund**
    (each an "Acquired Fund")                        (each an "Acquiring Fund")
--------------------------------------------------------------------------------

V.A. Financial Industries Fund                       Financial Industries Fund+
--------------------------------------------------------------------------------

V.A. Relative Value Fund                             Growth & Income Fund
--------------------------------------------------------------------------------

V.A. Strategic Income Fund                           Active Bond Fund
--------------------------------------------------------------------------------

*Each a series of John Hancock Declaration Trust.
**Each a series of John Hancock Variable Series Trust I.

+A newly-organized series of John Hancock Variable Series Trust I. The fund will not commence operations until the reorganization with V.A. Financial Industries Fund occurs.

Under the terms of each reorganization, subject to shareholder approval at a shareholder meeting scheduled for April 16, 2003, each Acquired Fund would transfer all of its assets and liabilities to the corresponding Acquiring Fund listed above in a tax-free exchange for shares of equal value of the Acquiring Fund. Effective with each reorganization, shareholders of the Acquired Funds would become shareholders of the corresponding Acquiring Fund, and the Acquired Funds would be terminated. Further information regarding each proposed reorganization will be contained in a proxy statement and prospectus, which is scheduled to be mailed on or about March 24, 2003 to shareholders of record on February 25, 2003.







February 25, 2003

2/03

           Supplement to the John Hancock Declaration Trust Prospectus
                                Dated May 1, 2002

                   John Hancock V.A. Financial Industries Fund
                     John Hancock V.A. Strategic Income Fund


On February 25, 2003, the Trustees of the John Hancock Declaration Trust (the "Trust") voted to recommend that the shareholders of the following funds approve a tax-free reorganization of the funds, as described below.

--------------------------------------------------------------------------------

          Acquired Fund*                                 Acquiring Fund**
    (each an "Acquired Fund")                      (each an "Acquiring Fund")
--------------------------------------------------------------------------------

V.A. Financial Industries Fund                     Financial Industries Fund+
--------------------------------------------------------------------------------

V.A. Strategic Income Fund                         Active Bond Fund
--------------------------------------------------------------------------------

*Each a series of John Hancock Declaration Trust.
**Each a series of John Hancock Variable Series Trust I.

+A newly-organized series of John Hancock Variable Series Trust I. The fund will not commence operations until the reorganization with V.A. Financial Industries Fund occurs.

Under the terms of each reorganization, subject to shareholder approval at a shareholder meeting scheduled for April 16, 2003, each Acquired Fund would transfer all of its assets and liabilities to the corresponding Acquiring Fund listed above in a tax-free exchange for shares of equal value of the Acquiring Fund. Effective with each reorganization, shareholders of the Acquired Funds would become shareholders of the corresponding Acquiring Fund, and the Acquired Funds would be terminated. Further information regarding each proposed reorganization will be contained in a proxy statement and prospectus, which is scheduled to be mailed on or about March 24, 2003 to shareholders of record on February 25, 2003.







February 25, 2003

2/03

           Supplement to the John Hancock Declaration Trust Prospectus
                                Dated May 1, 2002

                      John Hancock V.A. Relative Value Fund


On February 25, 2003, the Trustees of the John Hancock Declaration Trust (the "Trust") voted to recommend that the shareholders of John Hancock V.A. Relative Value Fund approve a tax-free reorganization of the fund, as described below.

Under the terms of the reorganization, subject to shareholder approval at a shareholder meeting scheduled for April 16, 2003, V.A. Relative Value Fund would transfer all of its assets and liabilities to John Hancock Growth & Income Fund ("Growth & Income Fund"), a series of John Hancock Variable Series Trust I, in a tax-free exchange for shares of equal value of Growth & Income Fund. Effective with the reorganization, shareholders of V. A. Relative Value Fund would become shareholders of Growth & Income Fund, and V.A. Relative Value Fund would be terminated. Further information regarding the proposed reorganization will be contained in a proxy statement and prospectus, which is scheduled to be mailed on or about March 24, 2003 to shareholders of record on February 25, 2003.






February 25, 2003

2/03

           Supplement to the John Hancock Declaration Trust Prospectus
                                Dated May 1, 2002

                   John Hancock V.A. Sovereign Investors Fund


On February 25, 2003, the Trustees of the John Hancock Declaration Trust (the "Trust") voted to recommend that the shareholders of John Hancock V.A. Sovereign Investors Fund approve a tax-free reorganization of the fund, as described below.

Under the terms of the reorganization, subject to shareholder approval at a shareholder meeting scheduled for April 16, 2003, V.A. Sovereign Investors Fund would transfer all of its assets and liabilities to John Hancock Growth & Income Fund ("Growth & Income Fund"), a series of John Hancock Variable Series Trust I, in a tax-free exchange for shares of equal value of Growth & Income Fund. Effective with the reorganization, shareholders of V. A. Sovereign Investors Fund would become shareholders of Growth & Income Fund, and V.A. Sovereign Investors Fund would be terminated. Further information regarding the proposed reorganization will be contained in a proxy statement and prospectus, which is scheduled to be mailed on or about March 24, 2003 to shareholders of record on February 25, 2003.












February 25, 2003
2/03